Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES:
Room revenues	$ 234,658	$ 205,741	$ 649,181	$ 585,294	$ 757,699	$ 714,143	$ 660,816
Franchise and other fee-based revenues	25,224	22,226	68,215	59,846	79,180	69,206	59,314
Other hotel revenues	5,078	4,657	14,809	13,650	17,949	17,506	16,229
Revenue from leased and owned hotels	264,960	232,624	732,205	658,790	854,828	800,855	736,359
Brand marketing fund revenues from franchise and managed properties	6,158	5,411	16,511	14,594	19,065	17,157	15,182
Total revenues	271,118	238,035	748,716	673,384	873,893	818,012	751,541
Operating expenses:
Direct lodging expenses	101,076	91,567	285,430	264,208	344,515	334,394	330,205
Depreciation and amortization	45,086	41,484	129,948	122,694	164,077	155,879	149,356
General and administrative expenses	32,251	12,989	100,863	49,724	74,794	74,111	61,578
Other lodging and operating expenses	15,589	13,346	46,124	39,666	56,068	58,266	47,791
Marketing, promotional and other advertising expenses	16,639	21,560	50,170	54,226	59,193	48,610	45,580
Impairment loss	0	0	5,157	0	1,113	53,228
Operating expenses	210,641	180,946	617,692	530,518	698,647	671,260	634,510
Brand marketing fund expenses from franchise and managed properties	6,158	5,411	16,511	14,594	19,065	17,157	15,182
Total Operating Expenses	216,799	186,357	634,203	545,112	717,712	688,417	649,692
Operating Income	54,319	51,678	114,513	128,272	156,181	129,595	101,849
OTHER INCOME (EXPENSES):
Interest expense, net	(24,495)	(38,228)	(97,260)	(110,746)	(148,615)	(103,124)	(51,611)
Gain (loss) on extinguishment of debt, net			(2,030)			1,192	11,451
Other income (loss)	(795)	591	(1,096)	1,057	1,048	(7,440)	(662)
Total other income (expenses)	(25,290)	(37,637)	(100,386)	(109,689)	(147,567)	(109,372)	(40,822)
Income (Loss) from Continuing Operations Before Income Taxes	29,029	14,041	14,127	18,583	8,614	20,223	61,027
Income tax provision	(16,162)	(1,006)	(21,860)	(2,526)	(3,598)	(3,135)	(2,332)
Recognition of net deferred tax liabilities upon C-corporation conversion			(321,054)
Net Income (Loss) from Continuing Operations, net of tax	12,867	13,035	(328,787)	16,057	5,016	17,088	58,695
Gain (loss) on discontinued operations, net of tax		9,941	(503)	(6,303)	(2,495)	(52,852)	244
Net income (loss)	12,867	22,976	(329,290)	9,754	2,521	(35,764)	58,939
(Income) loss from noncontrolling interests in continuing operations	(50)	(406)	(3,814)	(1,106)	1,455	4,810	4,574
(Income) loss from noncontrolling interests in discontinued operations
Net (income) loss attributable to noncontrolling interests	(50)	(406)	(3,814)	(1,106)	1,455	4,810	4,574
Net Income (Loss) attributable to La Quinta Holdings' stockholders	12,817	22,570	(333,104)	8,648	3,976	(30,954)	63,513
Amounts attributable to La Quinta Holdings' stockholders
Income (loss) from continuing operations	12,817	12,629	(332,601)	14,951	6,471	21,898	63,269
Income (loss) from discontinued operations		9,941	(503)	(6,303)	(2,495)	(52,852)	244
Net Income (Loss) attributable to La Quinta Holdings' stockholders	12,817	22,570	(333,104)	8,648	3,976	(30,954)	63,513
Earnings per share:
Basic and diluted	$ 0.10	$ 0.19	$ (2.65)	$ 0.07
Pro forma income from continuing operations data [Member]
OTHER INCOME (EXPENSES):
Income (Loss) from Continuing Operations Before Income Taxes					8,614	20,223	61,027
Income tax provision					3,446	8,089	24,411
Net Income (Loss) from Continuing Operations, net of tax					$ 5,168	$ 12,134	$ 36,616